Overview and Summary of Significant Accounting Policies (Q2) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
These unaudited interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with U.S. GAAP. In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary to fairly state the Company’s financial position and results of operations. The interim results are not necessarily indicative of the operating results expected for the full year or any future period.

Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.

Consolidation and Joint Ventures
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
These unaudited interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with U.S. GAAP. In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary to fairly state the Company’s financial position and results of operations. The interim results are not necessarily indicative of the operating results expected for the full year or any future period.
Joint Ventures
The Company may, from time to time, enter into joint venture arrangements. The Company evaluates these investments in accordance with ASC 810, Consolidation, to determine if it is the primary beneficiary under the VIE model or has a controlling interest under the VOE model and therefore requires consolidation. For those investments in which the Company is not the primary beneficiary, or does not have a controlling financial interest, but exercises significant influence, the equity method of accounting is applied under ASC 323, Investments-Equity Method and Joint Ventures.

Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.

Variable Interest Entity
The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.

The Company determines at inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). Investments that are considered VIEs are evaluated to determine whether the Company is the primary beneficiary of the VIE, in which case it would be required to consolidate the entity. The Company evaluates whether it has (1) the power to direct the activities that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is not the primary beneficiary of the VIE, the investment or other variable interest is accounted for in accordance with applicable U.S. GAAP.
In circumstances where an entity does not have the characteristics of a VIE, it would be considered a voting interest entity (“VOE”). The Company would consolidate a VOE when the Company has a majority equity interest and has control over significant operating, financial, and investing decisions of the entity.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. Significant estimates include the fair value of financial assets and liabilities; useful lives assigned to property and equipment; the discount rates used for operating and finance leases; valuation of derivative and warrant liabilities; stock-based compensation, including the determination of the fair value of the Company’s common stock prior to the IPO; valuation of acquired intangible assets; the assessment of recoverability of intangible assets and their estimated useful lives; and accounting for income taxes, including the valuation allowance on deferred tax assets and the measurement of uncertain tax positions. Assumptions are reviewed regularly to ensure they remain relevant and reasonable, particularly in areas of high subjectivity. The Company bases its estimates on historical experience and assumptions that management considers reasonable.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. Significant estimates include the fair value of financial assets and liabilities; useful lives assigned to property and equipment; the discount rates used for operating and finance leases; valuation of derivative and warrant liabilities; stock-based compensation, including the determination of the fair value of the Company’s common stock; and accounting for income taxes, including the valuation allowance on deferred tax assets and the measurement of uncertain tax positions. Assumptions are reviewed regularly to ensure they remain relevant and reasonable, particularly in areas of high subjectivity. The Company bases its estimates on historical experience and assumptions that management considers reasonable.

Derivative Financial Instruments and Hedging
Derivative Financial Instruments and Hedging
The Company uses derivative financial instruments to manage risk associated with interest rate and foreign currency fluctuations. These instruments include interest rate swaps designated as cash flow hedges and foreign exchange forward contracts used as non-designated economic hedges. All derivative instruments are recognized on the condensed consolidated balance sheets at fair value in accordance with Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). The Company's interest rate swaps and foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates. The Company does not enter into derivatives for trading or speculative purposes. However, certain debt and equity financing transactions are derivatives in their entirety or include embedded features that are bifurcated and accounted for as embedded derivatives. Refer to Note 10—Debt for additional information about derivatives associated with financing transactions.
Additionally, the Company enters into power purchase agreements (“PPAs”) to secure power capacity for existing, under construction, and planned data center builds. These agreements are specifically designed to support the Company in managing its energy needs as it encounters rapidly increasing energy demands. Agreements that do not meet the ‘normal purchase and normal sale’ scope exception, contain a notional amount and are for delivery of electricity in markets where notional amounts are readily convertible to cash (or where contracts can be net-settled) are classified as derivative instruments. These derivative instruments are not designated for special hedge accounting under ASC 815, and therefore changes in the value of these contracts are recorded in earnings.
Generally, derivative assets and liabilities are classified as either current or non-current based on the timing of expected settlement. The non-current position is included in other non-current assets or derivative and warrant liabilities on the condensed consolidated balance sheets. Cash flows associated with derivatives that are not designated for special hedge accounting are classified as operating activities, while those cash flows from interest rate swaps that are designated cash flow hedges are classified as financing activities.
Interest Rate Swaps
The Company enters into interest rate swaps to hedge the variability of cash flows related to interest payments on variable-rate debt. These swaps are designated as cash flow hedges under ASC 815, and therefore the changes in the fair-value of these swaps is recorded in accumulated other comprehensive income (loss) and reclassified into earnings (interest expense, net) when the hedged interest payment is recognized. The Company assesses hedge effectiveness at inception, and on a quarterly basis thereafter, to ensure the hedging relationship is highly effective. As of June 30, 2025, all interest rate swaps were deemed highly effective. Refer to Note 3—Fair Value Measurements for additional information.
Foreign Exchange Forward Contracts
The Company uses forward contracts to mitigate foreign currency risk associated with foreign currency-denominated leasing liabilities. These contracts are not designated as accounting hedges under ASC 815 and therefore considered economic hedges. Changes in the fair-value of these forward contracts are recognized immediately in earnings within other income (expense), net. Refer to Note 3—Fair Value Measurements for additional information.

Derivative Financial Instruments
The Company does not enter into derivatives for trading or speculative purposes. However, certain debt and equity financing transactions are derivatives in their entirety or include embedded features that are bifurcated and accounted for as embedded derivatives. Refer to Note 10—Debt for additional information about derivatives associated with financing transactions.
Additionally, in 2023 and 2024, the Company entered into power purchase agreements (“PPAs”) to secure power capacity for existing, under construction, and planned data center builds. These agreements are specifically designed to support the Company in managing its energy needs as it encounters rapidly increasing energy demands. Agreements that do not meet a scope exception, contain a notional amount and are for delivery of electricity in markets where notional amounts are readily convertible to cash are classified as derivative instruments.
The PPAs which meet the definition of a derivative are measured at fair value using a discounted cash flow model. Significant assumptions in the model include forward energy prices and discount rates. The Company reassesses the fair value of the PPAs at each reporting period, and any changes in value are recorded within the consolidated statements of operations. While the Company considered the normal purchases and normal sales scope exception to derivative accounting, the PPAs do not qualify for this exception, as the contracts allow for, and the Company has a practice of net settlement in the event of consumption shortfalls relative to the contracted quantities. As such, the Company recognizes these PPAs as derivatives and applies mark-to-market accounting for them and did not elect hedge accounting.
Derivative assets and liabilities, including those related to the PPAs, are classified as either current or non-current based on the timing of expected cash flows. The non-current position is included in other non-current assets and derivative and warrant liabilities on the consolidated balance sheets. Cash flows from the PPAs are classified as operating activities reflecting their use to secure and hedge energy needs in operations. The Company applies Level 3 valuation techniques, including discounted cash flow models, to determine fair value due to the significant unobservable inputs. Refer to Note 3 – Fair Value Measurements below for additional information.

Research and Development
Research and Development
Research and development costs were $80 million and $12 million for the three months ended June 30, 2025 and 2024, respectively, and $150 million and $21 million for the six months ended June 30, 2025 and 2024, respectively, and are included within technology and infrastructure expense in the condensed consolidated statements of operations.

Segment Information
Segment Information
The Company’s chief operating decision maker (“CODM”), the chief executive officer, reviews discrete financial information presented on a consolidated basis for purposes of regularly making operating decisions, allocation of resources, and assessing financial performance. The Company operates its business in one operating segment and, therefore, has one reportable segment.
The CODM uses consolidated net loss to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the consolidated financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue, technology and infrastructure, sales and marketing, and general and administrative expenses at the consolidated level, which are presented in the Company’s condensed consolidated statements of operations. Other segment items included in consolidated net loss include gain (loss) on fair value adjustments, interest expense, net, other income (expense), net, and provision for (benefit from) income taxes, which are presented in the Company’s condensed consolidated statements of operations.

Segment Information
The Company’s chief operating decision maker, the chief executive officer, reviews discrete financial information presented on a consolidated basis for purposes of regularly making operating decisions, allocation of resources, and assessing financial performance. The Company operates its business in one operating segment and, therefore, has one reportable segment.
The CODM uses consolidated net loss to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the consolidated financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue, technology and infrastructure, sales and marketing, and general and administrative expenses at the consolidated level, which are presented in the Company’s consolidated statements of operations. Other segment items included in consolidated net loss include loss on fair value adjustments, interest expense, net, other income, net, provision for (benefit from) income taxes, and loss from discontinued operations, net of tax, which are presented in the Company’s consolidated statements of operations.

Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the effective tax rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for annual periods beginning after December 15, 2024. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires more detailed disclosures, on an annual and interim basis, about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the consolidated statements of operations. This guidance as further clarified through ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) will be effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. Upon adoption, the guidance can be applied either prospectively or retrospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting. The guidance will be effective for annual periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted. Upon adoption, the guidance will be applied prospectively. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.
In May 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, to reduce diversity in practice and improve the decision usefulness and operability of the guidance for share-based consideration payable to a customer in conjunction with selling goods and services. The guidance will be effective for annual periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted. Updates are to be applied on a retrospective, or modified retrospective basis. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

Recent Accounting Pronouncements Adopted
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an EGC from early adopting new or revised accounting standards codification. The Company has elected to use extended transition periods permissible under the JOBS Act, while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires organizations to measure all expected credit losses for financial instruments held at the reporting date. Also, in April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, to clarify the inclusion of recoveries of trade receivables previously written off when estimating an allowance for credit losses. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date for certain companies. This guidance is effective for annual periods beginning after December 15, 2022, and for interim periods within the fiscal years, with early adoption permitted. Upon adoption, the guidance should be applied prospectively. The Company adopted this guidance effective on January 1, 2023, without a material impact on its consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU No. 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock and enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings per share guidance. This guidance is effective for the annual periods beginning after December 15, 2023, and for interim periods within the fiscal years, with early adoption permitted. Upon adoption, the guidance should be applied retrospectively. The Company adopted this guidance effective on January 1, 2023, without a material impact on its consolidated financial statements.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires additional segment-related disclosures on an annual and interim basis, to enable investors in developing more informed and actionable analyses. This guidance is effective for the annual periods beginning after December 15, 2023, and for interim periods beginning after December 15, 2024 with early adoption permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the consolidated financial statements. The Company adopted this guidance effective on January 1, 2024, without a material impact on its consolidated financial statements.